Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 58.7%
Aerospace & Defense - 1.7%
General Electric Co.	19,428	$ 5,513,084
Howmet Aerospace, Inc.	18,521	4,268,350
Lockheed Martin Corp.	5,160	3,118,652
		12,900,086
Banks - 1.8%
JPMorgan Chase & Co.	32,509	9,562,847
PNC Financial Services Group, Inc.	19,198	3,994,912
		13,557,759
Beverages - 0.5%
Monster Beverage Corp. (A)	56,334	4,081,962
Biotechnology - 1.2%
AbbVie, Inc.	23,277	5,062,515
Vertex Pharmaceuticals, Inc. (A)	9,579	4,277,406
		9,339,921
Broadline Retail - 2.7%
Amazon.com, Inc. (A)	97,506	20,307,575
Building Products - 0.6%
Trane Technologies PLC	10,834	4,514,961
Capital Markets - 2.7%
CME Group, Inc.	16,001	4,725,896
Goldman Sachs Group, Inc.	6,895	5,833,101
Intercontinental Exchange, Inc.	32,879	5,171,209
Morgan Stanley	32,058	5,275,785
		21,005,991
Chemicals - 0.4%
Ecolab, Inc.	10,993	2,924,358
Communications Equipment - 0.9%
Arista Networks, Inc. (A)	20,394	2,503,975
Motorola Solutions, Inc.	10,979	4,764,557
		7,268,532
Consumer Finance - 1.0%
American Express Co.	24,708	7,473,676
Consumer Staples Distribution & Retail - 0.5%
Costco Wholesale Corp.	3,931	3,916,966
Electric Utilities - 1.5%
American Electric Power Co., Inc.	26,912	3,527,625
Duke Energy Corp.	41,156	5,388,966
Southern Co.	24,690	2,383,079
		11,299,670
Electrical Equipment - 1.5%
Eaton Corp. PLC	15,650	5,597,536
Emerson Electric Co.	22,293	2,920,829
GE Vernova, Inc.	3,718	3,245,442
		11,763,807
Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp., Class A	45,933	5,803,634
	Shares	Value
COMMON STOCKS (continued)
Entertainment - 1.7%
Netflix, Inc. (A)	77,157	$ 7,418,645
Walt Disney Co.	58,862	5,673,120
		13,091,765
Financial Services - 2.1%
Mastercard, Inc., Class A	19,977	9,981,708
Visa, Inc., Class A	20,031	6,054,169
		16,035,877
Ground Transportation - 1.4%
Uber Technologies, Inc. (A)	82,124	5,907,179
Union Pacific Corp.	18,871	4,578,482
		10,485,661
Health Care Equipment & Supplies - 2.0%
Abbott Laboratories	49,165	5,047,771
Boston Scientific Corp. (A)	33,922	2,128,605
Intuitive Surgical, Inc. (A)	6,791	3,130,583
Stryker Corp.	14,708	4,832,902
		15,139,861
Health Care Providers & Services - 0.3%
HCA Healthcare, Inc.	5,419	2,564,488
Hotels, Restaurants & Leisure - 1.8%
Booking Holdings, Inc.	1,138	4,791,344
Hilton Worldwide Holdings, Inc.	11,991	3,646,223
McDonald's Corp.	3,751	1,165,773
Royal Caribbean Cruises Ltd.	15,971	4,394,900
		13,998,240
Insurance - 0.9%
Progressive Corp.	35,256	6,989,149
Interactive Media & Services - 5.3%
Alphabet, Inc., Class C	98,032	28,121,459
Meta Platforms, Inc., Class A	22,190	12,695,565
		40,817,024
Life Sciences Tools & Services - 0.7%
Danaher Corp.	28,960	5,490,816
Machinery - 0.4%
Deere & Co.	5,266	2,966,338
Metals & Mining - 0.5%
Freeport-McMoRan, Inc.	70,714	4,156,569
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	33,817	6,996,737
ConocoPhillips	31,382	4,142,424
		11,139,161
Pharmaceuticals - 2.9%
Eli Lilly & Co.	11,347	10,436,630
Johnson & Johnson	30,270	7,399,199
Zoetis, Inc.	36,917	4,363,958
		22,199,787
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment - 9.9%
Broadcom, Inc.	54,703	$ 16,931,126
KLA Corp.	4,825	7,104,378
Lam Research Corp.	34,077	7,280,892
Micron Technology, Inc.	16,186	5,468,278
NVIDIA Corp.	224,806	39,206,166
		75,990,840
Software - 4.0%
Cadence Design Systems, Inc. (A)	10,834	3,010,444
Intuit, Inc.	7,817	3,379,914
Microsoft Corp.	66,004	24,432,701
		30,823,059
Specialty Retail - 1.2%
Home Depot, Inc.	14,947	4,915,919
O'Reilly Automotive, Inc. (A)	8,719	804,851
TJX Cos., Inc.	20,940	3,344,118
		9,064,888
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	83,378	21,160,503
Textiles, Apparel & Luxury Goods - 0.4%
NIKE, Inc., Class B	65,006	3,433,617
Tobacco - 1.1%
Philip Morris International, Inc.	48,752	8,060,656
Total Common Stocks (Cost $305,390,193)		449,767,197

	Principal	Value
CORPORATE DEBT SECURITIES - 12.0%
Aerospace & Defense - 0.1%
TransDigm, Inc.
6.25%, 01/31/2034 (B)	$ 108,000	109,191
6.75%, 01/31/2034 (B)	371,000	375,862
		485,053
Automobile Components - 0.0% *
Qnity Electronics, Inc.
5.75%, 08/15/2032 (B)	361,000	361,430
Automobiles - 0.1%
Ford Motor Credit Co. LLC
7.12%, 11/07/2033	474,000	497,911
Banks - 2.4%
Bank of America Corp.
Fixed until 02/12/2035, 5.74% (C), 02/12/2036	2,959,000	3,010,104
Fixed until 09/15/2033, 5.87% (C), 09/15/2034	799,000	836,682
Citigroup, Inc.
Fixed until 09/11/2030, 4.50% (C), 09/11/2031	346,000	342,067
Fixed until 09/11/2035, 5.17% (C), 09/11/2036	298,000	295,405
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Citigroup, Inc. (continued)
Fixed until 02/13/2034, 5.83% (C), 02/13/2035	$ 2,098,000	$ 2,125,563
Fixed until 02/15/2031 (D), 6.63% (C)	462,000	462,347
Goldman Sachs Group, Inc.
Fixed until 01/21/2031, 4.52% (C), 01/21/2032	390,000	384,088
Fixed until 01/21/2036, 5.07% (C), 01/21/2037	390,000	381,292
Fixed until 01/28/2035, 5.54% (C), 01/28/2036	830,000	843,683
JPMorgan Chase & Co.
Fixed until 01/24/2035, 5.50% (C), 01/24/2036	761,000	778,913
Morgan Stanley
Fixed until 01/21/2032, 2.94% (C), 01/21/2033	676,000	607,818
Fixed until 01/16/2031, 4.49% (C), 01/16/2032	1,121,000	1,102,154
Fixed until 07/19/2034, 5.32% (C), 07/19/2035	968,000	971,357
Fixed until 07/21/2033, 5.42% (C), 07/21/2034	774,000	785,346
PNC Financial Services Group, Inc.
Fixed until 07/23/2034, 5.40% (C), 07/23/2035	803,000	813,194
Fixed until 10/20/2033, 6.88% (C), 10/20/2034	769,000	849,568
Societe Generale SA
Fixed until 04/13/2032, 6.10% (C), 04/13/2033 (B)	1,300,000	1,350,601
U.S. Bancorp
Fixed until 11/03/2031, 2.49% (C), 11/03/2036	857,000	740,911
Fixed until 02/12/2030, 5.05% (C), 02/12/2031	783,000	794,407
Fixed until 02/12/2035, 5.42% (C), 02/12/2036	862,000	880,835
		18,356,335
Beverages - 0.1%
Maple Parent Holdings Corp.
5.70%, 03/26/2036 (B)	261,000	259,326
6.63%, 03/26/2056 (B)	162,000	160,417
		419,743
Building Products - 0.1%
Quikrete Holdings, Inc.
6.38%, 03/01/2032 (B)	608,000	616,514
Capital Markets - 0.1%
Blackstone Private Credit Fund
7.30%, 11/27/2028	604,000	616,360
Blue Owl Credit Income Corp.
4.70%, 02/08/2027	113,000	111,723
7.95%, 06/13/2028	371,000	380,061
		1,108,144
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Communications Equipment - 0.4%
APLD ComputeCo 2 LLC
6.75%, 03/15/2031 (B)	$ 822,000	$ 816,015
Black Pearl Compute LLC
6.13%, 02/15/2031 (B)	800,000	814,238
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031 (B)	1,647,000	1,628,047
		3,258,300
Construction & Engineering - 0.0% *
KB Home
4.00%, 06/15/2031	253,000	233,261
Diversified REITs - 0.4%
Equinix Asia Financing Corp. Pte. Ltd.
4.40%, 03/15/2031	479,000	468,891
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/2033	985,000	958,023
GLP Capital LP/GLP Financing II, Inc.
5.63%, 09/15/2034 - 03/01/2036	1,537,000	1,509,270
5.30%, 01/15/2029	73,000	73,633
		3,009,817
Electric Utilities - 1.1%
Alpha Generation LLC
6.25%, 01/15/2034 (B)	991,000	973,502
American Electric Power Co., Inc.
Fixed until 12/15/2030, 5.80% (C), 03/15/2056	364,000	359,565
Fixed until 12/15/2035, 6.05% (C), 03/15/2056	291,000	288,403
Duke Energy Corp.
5.45%, 06/15/2034	1,332,000	1,361,491
Exelon Corp.
5.45%, 03/15/2034	679,000	694,156
NRG Energy, Inc.
4.73%, 10/15/2030 (B)	760,000	752,610
5.75%, 01/15/2034 (B)	409,000	403,447
6.00%, 01/15/2036 (B)	767,000	760,026
Talen Energy Supply LLC
6.25%, 02/01/2034 (B)	688,000	680,334
6.50%, 02/01/2036 (B)	1,129,000	1,136,825
Vistra Operations Co. LLC
4.70%, 01/31/2031 (B)	142,000	139,714
5.35%, 01/31/2036 (B)	280,000	273,894
Xcel Energy, Inc.
5.60%, 04/15/2035	438,000	445,119
Fixed until 09/03/2031, 5.75% (C), 12/03/2056	544,000	531,041
		8,800,127
Financial Services - 1.4%
Atlas Warehouse Lending Co. LP
4.63%, 11/15/2028 (B)	374,000	368,340
4.95%, 11/15/2030 (B)	334,000	327,627
5.25%, 01/15/2033 (B)	250,000	242,118
Capital One Financial Corp.
Fixed until 07/26/2034, 5.88% (C), 07/26/2035	944,000	966,891
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Financial Services (continued)
Capital One Financial Corp. (continued)
Fixed until 01/30/2035, 6.18% (C), 01/30/2036	$ 688,000	$ 699,802
Fixed until 11/02/2033, 7.96% (C), 11/02/2034	1,157,000	1,326,903
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032 (B)	1,326,000	1,311,267
6.75%, 05/01/2033 (B)	1,032,000	1,047,034
7.13%, 04/30/2031 (B)	528,000	542,761
LPL Holdings, Inc.
5.15%, 06/15/2030	490,000	492,132
5.75%, 06/15/2035	608,000	605,594
6.00%, 05/20/2034	787,000	802,702
Rocket Cos., Inc.
6.13%, 08/01/2030 (B)	374,000	377,451
6.38%, 08/01/2033 (B)	1,565,000	1,581,814
Takeoff Merger Sub, Inc.
5.50%, 03/24/2036 (B)	278,000	273,860
		10,966,296
Health Care Equipment & Supplies - 0.4%
Solventum Corp.
5.45%, 03/13/2031	1,292,000	1,325,553
5.60%, 03/23/2034	1,703,000	1,740,995
		3,066,548
Health Care Providers & Services - 0.6%
Elevance Health, Inc.
5.20%, 02/15/2035	499,000	498,181
HCA, Inc.
3.63%, 03/15/2032	450,000	418,183
5.60%, 04/01/2034	690,000	704,657
Health Care Service Corp. A Mutual Legal Reserve Co.
2.20%, 06/01/2030 (B)	510,000	461,384
5.20%, 06/15/2029 (B)	575,000	583,240
5.45%, 06/15/2034 (B)	1,297,000	1,297,686
Humana, Inc.
5.88%, 03/01/2033	220,000	224,792
5.95%, 03/15/2034	544,000	554,761
		4,742,884
Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.
5.75%, 08/01/2032 (B)	670,000	669,782
Flutter Treasury DAC
5.88%, 06/04/2031 (B)	389,000	385,378
NCL Corp. Ltd.
5.88%, 01/15/2031 (B)	1,355,000	1,316,472
6.25%, 09/15/2033 (B)	840,000	815,084
		3,186,716
Insurance - 0.4%
Aon North America, Inc.
5.45%, 03/01/2034	1,584,000	1,617,635
Asurion LLC/Asurion Co-Issuer, Inc.
8.00%, 12/31/2032 (B)	550,000	570,597
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Insurance (continued)
Athene Global Funding
2.65%, 10/04/2031 (B)	$ 712,000	$ 617,349
		2,805,581
Internet & Catalog Retail - 0.4%
AppLovin Corp.
5.38%, 12/01/2031	721,000	728,074
5.50%, 12/01/2034	1,412,000	1,400,310
5.95%, 12/01/2054	682,000	619,487
		2,747,871
IT Services - 0.3%
Booz Allen Hamilton, Inc.
5.95%, 08/04/2033	932,000	951,115
5.95%, 04/15/2035 (E)	1,242,000	1,252,127
CACI International, Inc.
6.38%, 06/15/2033 (B)	319,000	324,719
		2,527,961
Metals & Mining - 0.1%
First Quantum Minerals Ltd.
6.38%, 02/15/2036 (B)	399,000	383,845
Oil, Gas & Consumable Fuels - 1.3%
Antero Resources Corp.
5.40%, 02/01/2036	1,194,000	1,174,134
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (B)	510,000	537,369
6.50%, 08/15/2043 (B)	103,000	107,544
6.54%, 11/15/2053 (B)	532,000	558,087
DT Midstream, Inc.
4.30%, 04/15/2032 (B)	288,000	274,755
4.38%, 06/15/2031 (B)	1,628,000	1,569,281
Hess Midstream Operations LP
4.25%, 02/15/2030 (B)	556,000	534,281
5.13%, 06/15/2028 (B)	460,000	458,648
Occidental Petroleum Corp.
8.88%, 07/15/2030	420,000	478,076
SM Energy Co.
8.63%, 11/01/2030 (B)	204,000	215,238
8.75%, 07/01/2031 (B)	583,000	609,405
9.63%, 06/15/2033 (B)	921,000	1,017,448
Sunoco LP
5.63%, 03/15/2031 (B)	286,000	284,688
7.00%, 05/01/2029 (B)	908,000	931,388
7.25%, 05/01/2032 (B)	512,000	529,751
Viper Energy Partners LLC
5.70%, 08/01/2035	614,000	618,796
		9,898,889
Pharmaceuticals - 0.7%
CVS Health Corp.
4.78%, 03/25/2038	1,214,000	1,118,747
5.00%, 09/15/2032	299,000	299,240
5.25%, 02/21/2033	109,000	110,245
5.45%, 09/15/2035	531,000	533,065
5.70%, 06/01/2034	561,000	576,536
6.20%, 09/15/2055	308,000	305,076
	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Pharmaceuticals (continued)
Teva Pharmaceutical Finance Co. LLC
6.15%, 02/01/2036	$ 311,000	$ 320,428
Teva Pharmaceutical Finance Netherlands III BV
6.00%, 12/01/2032	1,136,000	1,165,922
Teva Pharmaceutical Finance Netherlands IV BV
5.75%, 12/01/2030	896,000	907,371
		5,336,630
Semiconductors & Semiconductor Equipment - 0.2%
Foundry JV Holdco LLC
5.88%, 01/25/2034 (B)	941,000	952,761
5.90%, 01/25/2033 (B)	200,000	205,622
6.25%, 01/25/2035 (B)	200,000	209,477
		1,367,860
Software - 1.0%
MSCI, Inc.
4.00%, 11/15/2029 (B)	184,000	178,721
Oracle Corp.
5.20%, 09/26/2035	672,000	630,333
5.35%, 05/04/2033	409,000	398,153
5.50%, 08/03/2035	218,000	208,102
5.70%, 02/04/2036	422,000	405,748
5.95%, 09/26/2055	423,000	355,857
6.10%, 09/26/2065	750,000	621,886
6.85%, 02/04/2066	299,000	274,877
ROBLOX Corp.
3.88%, 05/01/2030 (B)	1,061,000	997,110
Salesforce, Inc.
4.90%, 09/15/2031	1,107,000	1,105,432
5.20%, 03/15/2033	834,000	832,576
5.55%, 03/15/2036	877,000	874,272
6.40%, 03/15/2046	163,000	164,128
6.55%, 03/15/2056	552,000	553,915
		7,601,110
Total Corporate Debt Securities (Cost $91,565,180)		91,778,826
U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.0%
Federal Home Loan Mortgage Corp.
2.50%, 12/01/2033 - 01/01/2054	8,406,643	7,325,284
3.00%, 05/01/2031 - 06/01/2052	1,342,175	1,241,959
3.50%, 07/01/2046 - 06/01/2052	451,728	422,298
4.00%, 03/01/2047 - 03/01/2050	942,307	902,843
4.50%, 03/01/2048 - 03/01/2052	1,330,867	1,296,635
5.00%, 09/01/2048 - 01/01/2056	3,681,497	3,668,308
5.50%, 09/01/2052 - 01/01/2056	2,865,852	2,909,492
6.00%, 04/01/2040 - 04/01/2054	2,021,527	2,090,803
6.50%, 11/01/2053	490,220	521,654
Federal Home Loan Mortgage Corp. STACR REMICS Trust
1-Month SOFR Average + 1.05%,
4.71% (C), 01/25/2045 (B)	140,602	140,295
1-Month SOFR Average + 1.10%,
4.76% (C), 09/25/2045 (B)	49,431	49,405
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal Home Loan Mortgage Corp. STACR REMICS Trust (continued)
1-Month SOFR Average + 1.15%,
4.81% (C), 02/25/2045 (B)	$ 293,403	$ 293,531
1-Month SOFR Average + 1.20%,
4.86% (C), 05/25/2044 - 05/25/2045 (B)	51,731	51,686
1-Month SOFR Average + 1.30%,
4.96% (C), 02/25/2042 (B)	25,460	25,460
1-Month SOFR Average + 1.85%,
5.51% (C), 11/25/2043 (B)	164,546	165,321
1-Month SOFR Average + 2.00%,
5.66% (C), 06/25/2043 (B)	8,224	8,226
1-Month SOFR Average + 2.10%,
5.76% (C), 09/25/2041 - 04/25/2043 (B)	334,326	336,255
1-Month SOFR Average + 2.35%,
6.01% (C), 12/25/2041 (B)	388,361	391,033
1-Month SOFR Average + 2.90%,
6.56% (C), 04/25/2042 (B)	354,238	360,582
1-Month SOFR Average + 3.75%,
7.41% (C), 02/25/2042 (B)	84,114	85,850
1-Month SOFR Average + 4.35%,
8.01% (C), 04/25/2042 (B)	206,199	212,191
1-Month SOFR Average + 5.25%,
8.91% (C), 05/25/2042 (B)	59,443	62,043
1-Month SOFR Average + 5.75%,
9.41% (C), 09/25/2042 (B)	52,857	56,212
1-Month SOFR Average + 6.75%,
10.41% (C), 06/25/2042 (B)	32,398	34,348
Federal National Mortgage Association
2.00%, 07/01/2051	197,121	159,956
2.50%, 11/01/2034 - 03/01/2062	15,494,064	13,255,082
3.00%, 10/01/2034 - 06/01/2057	4,289,621	3,813,655
3.50%, 08/01/2047 - 08/01/2056	1,813,906	1,684,357
4.00%, 05/01/2045 - 05/01/2052	861,790	821,763
4.50%, 11/01/2042 - 08/01/2053	2,374,999	2,310,144
5.00%, 07/01/2044 - 12/01/2055	1,703,091	1,700,069
5.50%, 06/01/2053 - 11/01/2055	2,415,850	2,472,486
6.00%, 02/01/2037 - 04/01/2054	1,001,970	1,039,898
Federal National Mortgage Association Connecticut Avenue Securities Trust
1-Month SOFR Average + 1.10%,
4.76% (C), 01/25/2045 (B)	77,822	77,677
1-Month SOFR Average + 1.15%,
4.81% (C), 03/25/2044 - 02/25/2045 (B)	218,024	217,864
1-Month SOFR Average + 1.20%,
4.86% (C), 07/25/2045 (B)	246,601	246,369
1-Month SOFR Average + 1.50%,
5.16% (C), 10/25/2043 (B)	125,990	126,029
1-Month SOFR Average + 1.65%,
5.31% (C), 12/25/2041 (B)	420,930	421,574
1-Month SOFR Average + 1.70%,
5.36% (C), 07/25/2043 (B)	177,895	178,172
1-Month SOFR Average + 3.00%,
6.66% (C), 01/25/2042 - 04/25/2042 (B)	884,642	895,313
1-Month SOFR Average + 3.10%,
6.76% (C), 03/25/2042 (B)	26,719	27,085
	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Federal National Mortgage Association REMICS
3.00%, 05/25/2048 - 11/25/2049	$ 805,406	$ 719,762
Government National Mortgage Association
2.50%, 03/20/2051 - 01/20/2052	2,353,253	2,016,302
3.00%, 11/20/2046 - 08/20/2051	4,409,124	3,953,129
3.50%, 05/20/2049	1,374,164	1,286,256
4.00%, 01/15/2045 - 05/20/2048	1,068,830	1,021,397
4.50%, 08/15/2046 - 05/20/2048	544,104	534,340
5.00%, 08/20/2048	136,002	137,270
Seasoned Loans Structured Transaction Trust
4.75% (C), 09/25/2060 (B)	69,364	68,996
Uniform Mortgage-Backed Security, TBA
2.50%, 04/01/2056 (F)	2,567,075	2,157,947
3.00%, 04/01/2056 (F)	24,818	21,795
4.50%, 04/01/2056 (F)	1,229,257	1,186,240
5.00%, 05/01/2056 (F)	4,042,556	3,981,893
6.00%, 04/01/2056 - 05/01/2056 (F)	7,603,000	7,748,100
Total U.S. Government Agency Obligations (Cost $78,605,688)		76,932,634
ASSET-BACKED SECURITIES - 6.8%
AGL CLO 26 Ltd.
Series 2023-26A, Class A1R, 3-Month Term SOFR + 1.28%, 4.95% (C), 10/21/2038 (B)	1,267,000	1,266,966
Ansley Park Capital LLC
Series 2025-A, Class A2, 4.43%, 04/20/2035 (B)	331,475	330,305
Aqua Finance Trust
Series 2021-A, Class A, 1.54%, 07/17/2046 (B)	72,990	66,991
Avis Budget Rental Car Funding AESOP LLC
Series 2023-4A, Class A, 5.49%, 06/20/2029 (B)	244,000	248,581
Series 2026-1A, Class A, 4.28%, 08/20/2030 (B)	165,000	163,572
Ballyrock CLO 14 Ltd.
Series 2020-14A, Class A1BR, 3-Month Term SOFR + 1.58%, 5.25% (C), 07/20/2037 (B)	250,000	249,015
Barings Loan Partners CLO Ltd. 5
Series LP-5A, Class A, 3-Month Term SOFR + 1.22%, 4.89% (C), 01/20/2035 (B)	895,249	893,753
Bayview Opportunity Master Fund VII LLC
Series 2025-EDU1, Class B, 1-Month SOFR Average + 1.70%, 5.36% (C), 07/27/2048 (B)	208,860	209,242
Benefit Street Partners CLO 43 Ltd.
Series 2025-43A, Class A, 3-Month Term SOFR + 1.27%, 5.07% (C), 10/20/2038 (B)	1,006,000	1,006,010
Benefit Street Partners CLO XV Ltd.
Series 2018-15A, Class A1R, 3-Month Term SOFR + 1.39%, 5.06% (C), 07/15/2037 (B)	1,283,000	1,283,172
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Carlyle U.S. CLO Ltd.
Series 2018-4A, Class A2R, 3-Month Term SOFR + 1.56%, 5.23% (C), 10/17/2037 (B)	$ 1,284,000	$ 1,278,949
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.32%, 4.99% (C), 07/20/2038 (B)	1,132,000	1,132,311
CBAM Ltd.
Series 2018-5A, Class A1R, 3-Month Term SOFR + 1.34%, 5.45% (C), 10/17/2038 (B)	588,000	588,135
CF Hippolyta Issuer LLC
Series 2020-1, Class A1, 1.69%, 07/15/2060 (B)	432,565	362,424
Series 2020-1, Class B1, 2.28%, 07/15/2060 (B)	89,945	55,316
Series 2021-1A, Class A1, 1.53%, 03/15/2061 (B)	763,663	614,271
Series 2021-1A, Class B1, 1.98%, 03/15/2061 (B)	199,207	121,353
Series 2022-1A, Class A1, 5.97%, 08/15/2062 (B)	711,348	706,877
Series 2022-1A, Class A2, 6.11%, 08/15/2062 (B)	2,025,426	1,988,510
CIFC Funding Ltd.
Series 2019-7A, Class A1R, 3-Month Term SOFR + 1.28%, 4.95% (C), 10/19/2038 (B)	829,000	829,001
Compass Datacenters Issuer II LLC
Series 2024-2A, Class A1, 5.02%, 08/25/2049 (B)	112,000	111,067
Series 2025-1A, Class A1, 5.32%, 05/25/2050 (B)	2,006,000	1,993,570
Compass Datacenters Issuer III LLC
Series 2025-1A, Class A2, 5.66%, 02/25/2050 (B)	731,000	734,602
Series 2025-2A, Class A2, 5.84%, 02/25/2050 (B)	455,000	458,314
COOPR Residential Mortgage Trust
Series 2025-CES3, Class A1A, 4.84% (C), 09/25/2060 (B)	410,994	407,858
Series 2025-CES4, Class A1A, 5.04% (C), 11/25/2060 (B)	168,765	168,197
Series 2026-CES1, Class A1A, 4.87% (C), 01/01/2061 (B)	364,944	361,885
CP EF Asset Securitization II LLC
Series 2023-1A, Class A, 7.48%, 03/15/2032 (B)	34,254	34,416
Croton Park CLO Ltd.
Series 2014-1A, Class A2, 3-Month Term SOFR + 1.56%, 5.23% (C), 10/15/2036 (B)	594,000	591,313
CyrusOne Data Centers Issuer I LLC
Series 2024-1A, Class A2, 4.76%, 03/22/2049 (B)	372,724	365,281
Series 2024-2A, Class A2, 4.50%, 05/20/2049 (B)	135,000	131,228
Series 2024-3A, Class A2, 4.65%, 05/20/2049 (B)	1,339,000	1,271,729
	Principal	Value
ASSET-BACKED SECURITIES (continued)
DB Master Finance LLC
Series 2017-1A, Class A2II, 4.03%, 11/20/2047 (B)	$ 166,520	$ 164,858
Diamond Infrastructure Funding LLC
Series 2021-1A, Class A, 1.76%, 04/15/2049 (B)	821,000	802,592
Elmwood CLO X Ltd.
Series 2021-3A, Class AR2, 3-Month Term SOFR + 1.30%, 4.97% (C), 07/20/2038 (B)	766,000	766,093
FIGRE Trust
Series 2024-HE2, Class A, 6.38% (C), 05/25/2054 (B)	245,146	250,017
Series 2024-HE4, Class A, 5.06% (C), 09/25/2054 (B)	285,811	285,935
Series 2025-HE2, Class A, 5.78% (C), 03/25/2055 (B)	349,301	351,528
Series 2025-HE3, Class A, 5.56% (C), 05/25/2055 (B)	380,609	381,899
Series 2025-HE5, Class A, 5.29% (C), 08/25/2055 (B)	262,006	261,295
Series 2025-HE6, Class A, 5.04% (C), 09/25/2055 (B)	193,335	191,503
Foundation Finance Trust
Series 2025-3A, Class A, 4.56%, 08/15/2052 (B)	354,503	351,713
GoldenTree Loan Management U.S. CLO 17 Ltd.
Series 2023-17A, Class AR, 3-Month Term SOFR + 1.28%, 4.95% (C), 01/20/2039 (B)	950,000	949,971
GS Mortgage-Backed Securities Trust
Series 2025-CES2, Class A1, 5.18% (C), 09/25/2055 (B)	339,552	338,419
Series 2026-CES1, Class A1, 4.90% (C), 05/25/2056 (B)	95,542	94,706
Hertz Vehicle Financing III LLC
Series 2025-5A, Class A, 4.62%, 05/25/2030 (B)	331,000	330,004
Lendbuzz Securitization Trust
Series 2023-1A, Class A2, 6.92%, 08/15/2028 (B)	63,986	64,608
Libra Solutions LLC
Series 2024-1A, Class A, 5.88%, 09/30/2038 (B)(G)	439,000	437,835
Lmdv Issuer Co. LLC
Series 2025-1A, Class A2, 5.31%, 12/15/2055 (B)	238,000	237,689
M&T Equipment Notes
Series 2023-1A, Class A3, 5.74%, 07/15/2030 (B)	67,863	68,124
Madison Park Funding LXII Ltd.
Series 2022-62A, Class A1R2, 3-Month Term SOFR + 1.30%, 4.97% (C), 07/16/2038 (B)	850,000	850,213
Madison Park Funding LXXIII Ltd.
Series 2025-73A, Class A1, 3-Month Term SOFR + 1.30%, 5.26% (C), 10/17/2038 (B)	872,000	872,107
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Madison Park Funding XXXIV Ltd.
Series 2019-34A, Class A2RR, 3-Month Term SOFR + 1.60%, 5.27% (C), 10/16/2037 (B)	$ 435,000	$ 433,009
Magnetite 50 Ltd.
Series 2025-50A, Class A1, 3-Month Term SOFR + 1.28%, 4.95% (C), 07/25/2038 (B)	652,000	652,969
Merchants Fleet Funding LLC
Series 2025-1A, Class A, 4.49%, 01/20/2039 (B)	235,000	235,342
MVW LLC
Series 2025-2A, Class A, 4.48%, 10/20/2044 (B)	115,402	114,560
Neuberger Berman CLO 32R Ltd.
Series 2019-32RA, Class A, 3-Month Term SOFR + 1.31%, 4.98% (C), 07/20/2039 (B)	788,611	789,064
New Economy Assets Phase 1 Sponsor LLC
Series 2021-1, Class B1, 2.41%, 10/20/2061 (B)	353,000	222,171
NRM FNT1 Excess LLC
Series 2024-FNT1, Class A, 7.40% (C), 11/25/2031 (B)	377,898	379,395
NRZ Excess Spread-Collateralized Notes
Series 2021-FHT1, Class A, 3.10%, 07/25/2026 (B)	161,305	160,023
Oak Street Investment Grade Net Lease Fund
Series 2020-1A, Class A1, 1.85%, 11/20/2050 (B)	546,511	497,482
Oaktree ABF Equipment ST 1 LLC
Series 2026-1A, Class A2, 4.50%, 10/17/2033 (B)	180,000	180,004
OCP CLO Ltd.
Series 2020-18A, Class A2R2, 3-Month Term SOFR + 1.57%, 5.24% (C), 07/20/2037 (B)	337,764	336,458
Series 2025-44A, Class A, 3-Month Term SOFR + 1.30%, 4.97% (C), 10/24/2038 (B)	455,000	455,276
OHA Credit Funding 7 Ltd.
Series 2020-7A, Class A1R2, 3-Month Term SOFR + 1.28%, 4.95% (C), 07/19/2038 (B)	812,000	812,044
OHA Credit Funding 9 Ltd.
Series 2021-9A, Class A2R, 3-Month Term SOFR + 1.58%, 5.25% (C), 10/19/2037 (B)	630,000	627,142
QTS Issuer ABS I LLC
Series 2025-1A, Class A2, 5.44%, 05/25/2055 (B)	1,061,000	1,049,188
QTS Issuer ABS II LLC
Series 2025-1A, Class A2, 5.04%, 10/05/2055 (B)	737,000	721,904
Series 2026-5A, Class A2, 6.18%, 03/05/2056 (B)	588,000	587,953
RCKT Mortgage Trust
Series 2024-CES1, Class A1A, 6.03% (C), 02/25/2044 (B)	178,974	179,713
	Principal	Value
ASSET-BACKED SECURITIES (continued)
RCKT Mortgage Trust (continued)
Series 2024-CES2, Class A1A, 6.14% (C), 04/25/2044 (B)	$ 470,122	$ 472,957
Series 2024-CES6, Class A1A, 5.34% (C), 09/25/2044 (B)	417,777	418,046
Series 2025-CES10, Class A1A, 4.89% (C), 11/25/2055 (B)	268,035	266,274
Series 2025-CES7, Class A1A, 5.38% (C), 07/25/2055 (B)	168,237	168,585
Series 2026-CES2, Class A1A, 4.76% (C), 02/25/2056 (B)	254,088	251,291
Series 2026-CES2, Class A1B, 4.86% (C), 02/25/2056 (B)	148,300	146,670
Research-Driven Pagaya Motor Asset Trust
Series 2026-R1A, Class A, 5.66%, 07/25/2034 (B)	219,000	219,140
Saluda Grade Alternative Mortgage Trust
Series 2023-FIG3, Class A, 7.07% (C), 08/25/2053 (B)	747,003	764,259
Series 2023-FIG4, Class A, 6.72% (C), 11/25/2053 (B)	388,939	399,451
Series 2025-LOC5, Class A1A, 1-Month Term SOFR + 1.60%, 5.28% (C), 10/25/2055 (B)	477,731	479,310
Series 2026-HB1, Class A1A, 1-Month Term SOFR + 1.40%, 5.08% (C), 04/25/2056 (B)	311,708	311,355
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class A2, 5.59%, 08/16/2032 (B)	31,144	31,224
SCF Equipment Leasing LLC
Series 2025-2A, Class A2, 4.26%, 12/22/2031 (B)	192,000	192,303
SEB Funding LLC
Series 2026-1A, Class A2, 6.67%, 01/30/2056 (B)	424,000	419,731
SF ABS Issuer LLC
Series 2025-1A, Class A2, 5.38%, 11/25/2055 (B)	1,172,000	1,146,889
Sixth Street CLO IX Ltd.
Series 2017-9A, Class AR, 3-Month Term SOFR + 1.38%, 5.05% (C), 07/21/2037 (B)	957,000	957,398
Stack Infrastructure Issuer LLC
Series 2026-1A, Class A2, 5.00%, 03/27/2056 (B)	565,000	543,645
Switch ABS Issuer LLC
Series 2026-1A, Class A21, 5.61%, 03/27/2056 (B)	579,000	577,777
Taco Bell Funding LLC
Series 2021-1A, Class A2II, 2.29%, 08/25/2051 (B)	205,342	189,966
Texas Debt Capital CLO Ltd.
Series 2023-2A, Class A1R, 3-Month Term SOFR + 1.37%, 5.04% (C), 10/21/2037 (B)	934,000	934,939
Towd Point Mortgage Trust
Series 2025-FIX2, Class A1, 5.25% (C), 10/25/2065 (B)	586,248	585,267
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
ASSET-BACKED SECURITIES (continued)
Trackside Rail LLC
Series 2026-1A, Class A, 4.89%, 03/20/2056 (B)	$ 482,000	$ 475,941
U.S. Bank NA
Series 2026-RVM1, Class B1, 4.96%, 12/25/2046 (B)	276,000	274,716
UPG HI Issuer Trust
Series 2025-2, Class A, 5.00%, 09/25/2047 (B)	207,806	206,593
Vantage Data Centers Issuer LLC
Series 2021-1A, Class A2, 2.17%, 10/15/2046 (B)	1,953,558	1,920,350
Vantage Data Centers LLC
Series 2020-2A, Class A2, 1.99%, 09/15/2045 (B)	596,000	569,097
VB-S1 Issuer LLC
Series 2026-1A, Class C2, 4.69%, 03/15/2056 (B)	267,000	262,339
Vista Point Securitization Trust
Series 2026-CES1, Class A1, 5.04% (C), 02/25/2056 (B)	217,914	215,815
Voya CLO Ltd.
Series 2024-4A, Class A2, 3-Month Term SOFR + 1.55%, 5.22% (C), 07/20/2037 (B)	386,336	384,599
Wendy's Funding LLC
Series 2018-1A, Class A2II, 3.88%, 03/15/2048 (B)	467,769	458,899
Series 2021-1A, Class A2I, 2.37%, 06/15/2051 (B)	132,271	122,333
Series 2021-1A, Class A2II, 2.78%, 06/15/2051 (B)	351,469	310,144
Series 2022-1A, Class A2II, 4.54%, 03/15/2052 (B)	69,282	65,992
Series 2025-1A, Class A2I, 5.42%, 12/15/2055 (B)	426,193	421,845
Total Asset-Backed Securities (Cost $51,961,165)		51,674,160
MORTGAGE-BACKED SECURITIES - 6.6%
280 Park Avenue Mortgage Trust
Series 2017-280P, Class A, 1-Month Term SOFR + 1.18%, 4.85% (C), 09/15/2034 (B)	592,515	589,552
A&D Mortgage Trust
Series 2024-NQM5, Class A1, 5.70%, 11/25/2069 (B)	241,638	242,513
Series 2025-NQM4, Class A1, 5.23% (C), 10/25/2070 (B)	125,264	124,995
ALA Trust
Series 2025-OANA, Class A, 1-Month Term SOFR + 1.74%, 5.42% (C), 06/15/2040 (B)	1,333,000	1,336,332
Angel Oak Mortgage Trust
Series 2019-5, Class A1, 2.59% (C), 10/25/2049 (B)	14,001	13,883
Series 2019-6, Class A1, 2.62% (C), 11/25/2059 (B)	11,301	11,213
Series 2020-3, Class A2, 2.41% (C), 04/25/2065 (B)	76,993	74,254
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Angel Oak Mortgage Trust (continued)
Series 2024-5, Class A1, 4.95% (C), 07/25/2068 (B)	$ 798,345	$ 794,862
Series 2025-6, Class A1, 5.52% (C), 04/25/2070 (B)	502,883	504,567
BAMLL Re-REMICS Trust
Series 2024-FRR2, Class E, 1.27% (C), 07/27/2050 (B)	328,000	289,770
Series 2024-FRR3, Class E, 0.47% (C), 01/27/2050 (B)	380,014	353,538
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class AF, 1-Month SOFR Average + 0.85%, 4.51% (C), 11/25/2051 (B)	561,563	523,909
Series 2022-2, Class A1, 3.00% (C), 12/25/2051 (B)	416,079	361,365
BLP Commercial Mortgage Trust
Series 2025-IND2, Class A, 1-Month Term SOFR + 1.50%, 5.17% (C), 12/15/2042 (B)	480,000	480,000
BPR Trust
Series 2023-BRK2, Class A, 6.90% (C), 10/05/2038 (B)	831,000	850,109
Series 2024-PMDW, Class A, 5.36% (C), 11/05/2041 (B)	1,191,755	1,206,656
Series 2024-PMDW, Class D, 5.85% (C), 11/05/2041 (B)	391,000	388,407
BX Commercial Mortgage Trust
Series 2024-AIR2, Class A, 1-Month Term SOFR + 1.49%, 5.17% (C), 10/15/2041 (B)	939,997	940,878
Series 2024-AIRC, Class C, 1-Month Term SOFR + 2.59%, 6.26% (C), 08/15/2041 (B)	370,316	370,663
Series 2024-BRBK, Class A, 1-Month Term SOFR + 2.88%, 6.56% (C), 10/15/2041 (B)	1,070,787	1,068,110
Series 2024-GPA3, Class A, 1-Month Term SOFR + 1.29%, 4.97% (C), 12/15/2039 (B)	478,690	478,690
Series 2024-GPA3, Class B, 1-Month Term SOFR + 1.64%, 5.31% (C), 12/15/2039 (B)	330,901	330,901
Series 2024-VLT5, Class A, 5.05% (C), 11/13/2046 (B)	742,000	741,455
Series 2024-VLT5, Class B, 5.41% (C), 11/13/2046 (B)	151,000	152,633
Series 2025-SPOT, Class A, 1-Month Term SOFR + 1.44%, 5.12% (C), 04/15/2040 (B)	391,669	391,730
Series 2026-CSMO, Class A, 1-Month Term SOFR + 1.40%, 5.07% (C), 02/15/2043 (B)	656,000	655,997
Series 2026-CSMO, Class B, 1-Month Term SOFR + 1.70%, 5.37% (C), 02/15/2043 (B)	228,000	228,000
Series 2026-CSMO, Class C, 1-Month Term SOFR + 2.00%, 5.67% (C), 02/15/2043 (B)	143,000	143,134
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
BX Trust
Series 2019-OC11, Class B, 3.61%, 12/09/2041 (B)	$ 173,000	$ 164,002
Series 2019-OC11, Class C, 3.86%, 12/09/2041 (B)	481,000	456,930
Series 2021-LBA, Class AJV, 1-Month Term SOFR + 1.16%, 4.84% (C), 02/15/2036 (B)	820,000	819,488
Series 2021-LBA, Class AV, 1-Month Term SOFR + 1.16%, 4.84% (C), 02/15/2036 (B)	737,035	736,574
Series 2024-VLT4, Class A, 1-Month Term SOFR + 1.49%, 5.16% (C), 06/15/2041 (B)	939,765	933,891
Series 2025-ARIA, Class A, 5.03% (C), 12/13/2042 (B)	928,000	932,886
Series 2025-DIME, Class A, 1-Month Term SOFR + 1.15%, 4.82% (C), 02/15/2035 (B)	861,000	856,533
Series 2025-GW, Class A, 1-Month Term SOFR + 1.60%, 5.27% (C), 07/15/2042 (B)	758,000	758,236
Series 2025-ROIC, Class A, 1-Month Term SOFR + 1.14%, 4.82% (C), 03/15/2030 (B)	1,068,737	1,063,393
Series 2025-ROIC, Class B, 1-Month Term SOFR + 1.39%, 5.07% (C), 03/15/2030 (B)	234,244	232,341
Series 2025-VLT7, Class A, 1-Month Term SOFR + 1.70%, 5.37% (C), 07/15/2044 (B)	1,589,000	1,582,048
BXHPP Trust
Series 2021-FILM, Class A, 1-Month Term SOFR + 0.76%, 4.44% (C), 08/15/2036 (B)	107,000	101,383
BXP Trust
Series 2017-GM, Class A, 3.38%, 06/13/2039 (B)	324,000	318,499
Chase Mortgage Finance Corp.
Series 2021-CL1, Class M1, 1-Month SOFR Average + 1.20%, 4.86% (C), 02/25/2050 (B)	555,963	542,696
Citigroup Mortgage Loan Trust
Series 2025-LTV1, Class A1, 5.24% (C), 12/25/2055 (B)	667,445	665,714
CONE Trust
Series 2024-DFW1, Class A, 1-Month Term SOFR + 1.64%, 5.31% (C), 08/15/2041 (B)	632,000	627,458
Series 2024-DFW1, Class B, 1-Month Term SOFR + 2.29%, 5.96% (C), 08/15/2041 (B)	465,108	461,618
CSTL Commercial Mortgage Trust
Series 2026-GATE3, Class A, 4.69% (C), 02/10/2043 (B)	159,000	157,294
DATA Mortgage Trust
Series 2024-CTR2, Class A, 5.30% (C), 05/10/2046 (B)	263,256	258,716
Ellington Financial Mortgage Trust
Series 2025-RTL1, Class A1, 5.22% (C), 11/25/2040 (B)	210,000	209,357
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Finance of America Structured Securities Trust
Series 2025-S1, Class A1, 3.50%, 02/25/2075 (B)	$ 327,476	$ 317,066
Flagstar Mortgage Trust
Series 2021-13IN, Class A2, 3.00% (C), 12/30/2051 (B)	1,130,504	981,111
FREMF Mortgage Trust
Series 2023-K511, Class C, 5.63% (C), 11/25/2028 (B)	187,000	175,692
FS Trust
Series 2026-ORL, Class A, 1-Month Term SOFR + 1.35%, 5.02% (C), 02/15/2041 (B)	296,000	295,445
GCAT Trust
Series 2023-INV1, Class A1, 6.00% (C), 08/25/2053 (B)	633,352	640,081
GS Mortgage Securities Corp. Trust
1-Month Term SOFR + 2.65%, 6.33% (C), 11/25/2041 (B)	349,871	349,502
GWT Trust
Series 2024-WLF2, Class A, 1-Month Term SOFR + 1.69%, 5.36% (C), 05/15/2041 (B)	1,141,000	1,141,000
Homeward Opportunities Fund Trust
Series 2024-RRTL2, Class A1, 5.99% (C), 09/25/2039 (B)	424,000	424,214
Series 2025-RRTL1, Class A1, 5.48% (C), 03/25/2040 (B)	566,000	566,951
Series 2025-RRTL2, Class A1, 5.24% (C), 09/25/2040 (B)	230,000	230,336
Hudson's Bay Simon JV Trust
Series 2015-HB10, Class A10, 4.15%, 08/05/2034 (B)	321,959	308,477
JPMorgan Mortgage Trust
Series 2025-5MPR, Class A1D, 5.50% (C), 11/25/2055 (B)	205,508	205,203
KRE Commercial Mortgage Trust
Series 2025-AIP4, Class A, 1-Month Term SOFR + 1.30%, 4.97% (C), 03/15/2042 (B)	699,847	697,222
LEX Mortgage Trust
Series 2024-BBG, Class A, 4.87% (C), 10/13/2033 (B)	215,000	214,091
LEX Trust
Series 2026-450, Class A, 1-Month Term SOFR + 1.35%, 5.02% (C), 03/15/2043 (B)	261,000	259,858
LHOME Mortgage Trust
Series 2024-RTL2, Class A1, 7.13% (C), 03/25/2029 (B)	249,645	249,851
Series 2024-RTL3, Class A1, 6.90% (C), 05/25/2029 (B)	311,653	313,045
Series 2024-RTL4, Class A1, 5.92% (C), 07/25/2039 (B)	820,061	821,984
Series 2025-RTL3, Class A1, 5.24% (C), 08/25/2040 (B)	260,000	259,503
Series 2026-RTL1, Class A1, 4.91% (C), 01/25/2041 (B)	100,000	99,617
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Life Mortgage Trust
Series 2021-BMR, Class C, 1-Month Term SOFR + 1.21%, 4.89% (C), 03/15/2038 (B)	$ 80,420	$ 79,616
Series 2022-BMR2, Class A1, 1-Month Term SOFR + 1.30%, 4.97% (C), 05/15/2039 (B)	425,500	410,608
Mello Mortgage Capital Acceptance
Series 2021-INV2, Class A11, 1-Month SOFR Average + 0.95%, 4.62% (C), 08/25/2051 (B)	418,357	391,175
Series 2021-INV3, Class A11, 1-Month SOFR Average + 0.95%, 4.62% (C), 10/25/2051 (B)	522,933	489,180
Series 2024-SD1, Class A1, 4.00% (C), 04/25/2054 (B)	264,434	258,646
MIC Trust
Series 2023-MIC, Class A, 8.44% (C), 12/05/2038 (B)	584,328	621,848
Morgan Stanley Residential Mortgage Loan Trust
4.25% (C), 02/25/2065 (B)	308,403	299,877
New Residential Mortgage Loan Trust
Series 2018-2A, Class A1, 4.50% (C), 02/25/2058 (B)	64,602	63,789
Series 2024-NQM2, Class A1, 5.12% (C), 09/25/2064 (B)	396,523	395,163
Series 2024-RTL2, Class A1, 5.44% (C), 09/25/2039 (B)	343,000	344,805
NRTH Commercial Mortgage Trust
Series 2025-PARK, Class A, 1-Month Term SOFR + 1.39%, 5.07% (C), 10/15/2040 (B)	654,000	653,387
OBX Trust
Series 2022-INV1, Class A1, 3.00% (C), 12/25/2051 (B)	175,817	152,697
Series 2022-INV1, Class A18, 3.00% (C), 12/25/2051 (B)	465,814	399,599
PLYM Commercial Mortgage Trust
Series 2026-IND, Class A, 1-Month Term SOFR + 1.25%, 4.92% (C), 03/15/2043 (B)	369,000	367,155
Pretium Mortgage Credit Partners LLC
Series 2025-RPL1, Class A1, 4.00% (C), 07/25/2069 (B)	411,231	399,724
Series 2025-RPL2, Class A1, 4.00% (C), 08/25/2064 (B)	431,735	418,809
Series 2025-RPL5, Class A1, 4.15% (C), 01/25/2070 (B)	661,976	642,511
PRPM LLC
Series 2024-RCF2, Class A1, 3.75% (C), 03/25/2054 (B)	176,486	172,875
Series 2025-RCF4, Class A1, 4.50% (C), 08/25/2055 (B)	256,973	252,742
Series 2025-RPL4, Class A1, 3.00% (C), 05/25/2055 (B)	541,824	514,039
RCKT Mortgage Trust
Series 2021-3, Class A21, 1-Month SOFR Average + 0.80%, 4.46% (C), 07/25/2051 (B)	378,826	352,569
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
RCKT Mortgage Trust (continued)
Series 2023-CES1, Class A1A, 6.52% (C), 06/25/2043 (B)	$ 121,051	$ 120,978
Series 2024-CES5, Class A1A, 5.85% (C), 08/25/2044 (B)	527,998	530,669
Series 2024-CES7, Class A1A, 5.16% (C), 10/25/2044 (B)	632,018	631,231
Series 2024-CES9, Class A1A, 5.58% (C), 12/25/2044 (B)	101,161	101,562
Series 2025-CES8, Class A1A, 5.15% (C), 08/25/2055 (B)	447,180	446,311
Saluda Grade Alternative Mortgage Trust
Series 2024-CES1, Class A1, 6.31% (C), 03/25/2054 (B)	193,582	195,693
Series 2024-FIG5, Class A, 6.26% (C), 04/25/2054 (B)	303,770	308,292
Series 2024-RTL6, Class A1, 7.44% (C), 07/25/2030 (B)	775,000	780,126
Series 2026-RTL7, Class A1, 5.75% (C), 03/25/2031 (B)	700,000	690,825
Saluds Grade Alternative Mortgage Trust
Series 2025-RRTL1, Class A1, 5.32% (C), 10/25/2040 (B)	320,000	318,533
SELF Commercial Mortgage Trust
Series 2024-STRG, Class A, 1-Month Term SOFR + 1.54%, 5.21% (C), 11/15/2034 (B)	89,054	88,999
Sequoia Mortgage Trust
Series 2013-5, Class A1, 2.50% (C), 05/25/2043 (B)	81,012	72,090
Series 2020-2, Class A19, 3.50% (C), 03/25/2050 (B)	37,580	33,675
SMRT
Series 2022-MINI, Class A, 1-Month Term SOFR + 1.00%, 4.67% (C), 01/15/2039 (B)	451,000	450,718
TEXAS Commercial Mortgage Trust
Series 2025-TWR, Class A, 1-Month Term SOFR + 1.29%, 4.97% (C), 04/15/2042 (B)	284,000	282,403
Toorak Mortgage Trust
Series 2025-RRTL1, Class A1, 5.52% (C), 02/25/2040 (B)	260,000	260,916
TVC Mortgage Trust
Series 2026-RRTL1, Class A1, 4.96% (C), 02/25/2041 (B)	283,000	281,587
TYSN Mortgage Trust
Series 2023-CRNR, Class A, 6.58% (C), 12/10/2033 (B)	924,755	961,025
UWM Mortgage Trust
Series 2021-INV1, Class A9, 1-Month SOFR Average + 0.90%, 4.57% (C), 08/25/2051 (B)	510,657	476,892
VASA Trust
Series 2021-VASA, Class A, 1-Month Term SOFR + 1.01%, 4.69% (C), 07/15/2039 (B)	425,000	416,823
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust
Series 2025-VTT, Class A, 4.76% (C), 03/15/2038 (B)	$ 1,014,000	$ 1,013,728
Total Mortgage-Backed Securities (Cost $50,462,661)		50,221,312
U.S. GOVERNMENT OBLIGATIONS - 4.7%
U.S. Treasury - 4.7%
U.S. Treasury Bonds
4.63%, 02/15/2046 (E)	5,198,900	5,012,065
4.63%, 11/15/2055	32,053,300	30,625,926
U.S. Treasury Notes
3.88%, 03/31/2031	173,000	172,446
Total U.S. Government Obligations (Cost $37,100,818)		35,810,437
LOAN ASSIGNMENTS - 1.1%
Aerospace & Defense - 0.1%
TransDigm, Inc. Term Loan M, 1-Month Term SOFR + 2.50%, 6.17% (C), 08/19/2032	670,630	670,134
Building Products - 0.2%
EMRLD Borrower LP
Term Loan B, 3-Month Term SOFR + 2.25%, 5.92% (C), 05/31/2030	290,340	289,680
Term Loan B, 3-Month Term SOFR + 2.25%, 5.95% (C), 08/04/2031	1,582,761	1,578,624
		1,868,304
Chemicals - 0.0% *
Qnity Electronics, Inc. Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (C), 11/01/2032	289,275	288,552
Commercial Services & Supplies - 0.1%
Belron Finance LLC Repriced Term Loan B, 3-Month Term SOFR + 2.25%, 5.91% (C), 10/16/2031	474,018	473,544
CompoSecure Holdings LLC Term Loan, 1-Month Term SOFR + 2.25%, 5.93% (C), 01/14/2033	94,000	93,530
		567,074
Communications Equipment - 0.1%
Vantor Holdings, Inc. 1st Lien Term Loan, 3-Month Term SOFR + 4.50%, 8.17% (C), 03/03/2033	560,490	549,981
	Principal	Value
LOAN ASSIGNMENTS (continued)
Electric Utilities - 0.3%
Alpha Generation LLC Term Loan B, 1-Month Term SOFR + 1.75%, 5.42% (C), 09/30/2031	$ 550,615	$ 548,688
Lightning Power LLC Term Loan B, 1-Month Term SOFR + 2.25%, 5.92% (C), 08/18/2031	1,049,025	1,050,118
Talen Energy Supply LLC Term Loan B, 1-Month Term SOFR + 2.00%, 5.67% (C), 11/25/2032	664,575	664,575
		2,263,381
Health Care Equipment & Supplies - 0.1%
Medline Borrower LP Term Loan B, 1-Month Term SOFR + 1.75%, 5.42% (C), 10/23/2030	911,177	911,620
Transportation Infrastructure - 0.2%
Genesee & Wyoming, Inc. Term Loan, 3-Month Term SOFR + 1.75%, 5.45% (C), 04/10/2031	1,499,781	1,491,089
Total Loan Assignments (Cost $8,611,249)		8,610,135

	Shares	Value
OTHER INVESTMENT COMPANY - 0.7%
Securities Lending Collateral - 0.7%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (H)	5,819,985	5,819,985
Total Other Investment Company (Cost $5,819,985)		5,819,985

	Principal	Value
REPURCHASE AGREEMENT - 2.0%
Fixed Income Clearing Corp., 1.35% (H), dated 03/31/2026, to be repurchased at $15,289,180 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $15,594,390.	$ 15,288,606	15,288,606
Total Repurchase Agreement (Cost $15,288,606)		15,288,606
Total Investments (Cost $644,805,545)		785,903,292
Net Other Assets (Liabilities) - (2.6)%		(20,057,789)
Net Assets - 100.0%		$ 765,845,503
Transamerica Series Trust

Transamerica Janus Balanced VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
INVESTMENT VALUATION:

Valuation Inputs (I)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$449,767,197	$—	$—	$449,767,197
Corporate Debt Securities	—	91,778,826	—	91,778,826
U.S. Government Agency Obligations	—	76,932,634	—	76,932,634
Asset-Backed Securities	—	51,674,160	—	51,674,160
Mortgage-Backed Securities	—	50,221,312	—	50,221,312
U.S. Government Obligations	—	35,810,437	—	35,810,437
Loan Assignments	—	8,610,135	—	8,610,135
Other Investment Company	5,819,985	—	—	5,819,985
Repurchase Agreement	—	15,288,606	—	15,288,606
Total Investments	$455,587,182	$330,316,110	$—	$785,903,292
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
*	Percentage rounds to less than 0.1% or (0.1)%.
(A)	Non-income producing security.
(B)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Security may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2026, the total value of 144A securities is $141,708,364, representing 18.5% of the
Portfolio's net assets.

(C)
Floating or variable rate security. The rate disclosed is as of March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

(D)	Perpetual maturity. The date displayed is the next call date.
(E)
All or a portion of the security is on loan. The total value of the securities on loan is $5,701,254, collateralized by cash collateral of $5,819,985. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(F)
When-issued, delayed-delivery and/or forward commitment (including TBAs) security. Security to be settled and delivered after March 31, 2026.
Security may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.

(G)	Restricted security. At March 31, 2026, the total value of such securities held by the Portfolio is as follows:

Investments	Description	Acquisition Date	Acquisition Cost	Value	Value as Percentage of Net Assets
Asset-Backed Securities	Libra Solutions LLC Series 2024-1A, Class A 5.88%, 09/30/2038	09/24/2024	$438,931	$437,835	0.1%

(H)	Rate disclosed reflects the yield at March 31, 2026.
(I)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
CLO	Collateralized Loan Obligation
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TBA	To Be Announced
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica Janus Balanced VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Transamerica Series Trust

Transamerica Janus Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.
Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.
U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.
U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust